Mezzanine Equity	12 Months Ended
Dec. 31, 2025
Mezzanine Equity [Abstract]
MEZZANINE EQUITY

16. MEZZANINE EQUITY

On August 19, 2025, the Company completed its initial public offering (IPO) and was listed on Nasdaq, all preferred shares were converted into Class A ordinary shares.

Series A, Series B, Series C, Series C-1, Series C-2 and Series D redeemable convertible preferred shares (collectively “Redeemable Convertible Preferred Shares”)

Form May 2014 to December 2016, the Company entered into a series of share purchase agreements with certain investors, pursuant to which the Company issued 387,781,378 Series A redeemable convertible preferred shares (“Series A Preferred Shares”) for an aggregated cash consideration of US$3.5 million (equivalent to RMB21,593).

From February 2015 to April 2017, the Company entered into a series of share purchase agreements with certain investors, pursuant to which the Company issued 423,548,558 Series B redeemable convertible preferred shares (“Series B Preferred Shares”) for an aggregated consideration of US$34.1 million (equivalent to RMB213,329). In December 2023, the Company issued 280,352,854 Series B Preferred Shares upon the exercise of Series B ODI Convertible Loan held by an investor for an aggregated consideration of US$20 million (equivalent to RMB122,534). RMB134,455 and RMB134,455 was unpaid and recorded as subscription receivable as of December 31, 2023 and 2024, respectively.

From December 2016 to April 2017, the Company entered into a series of share purchase agreements with certain investors, pursuant to which the Company issued 517,022,352 Series C redeemable convertible preferred shares (“Series C Preferred Shares”) for an aggregated consideration of US$11 million, of which RMB30,021 and RMB29,026 was unpaid and recorded as subscription receivable as of December 31, 2023 and 2024, respectively.

In February 2018, the Company entered into a series of share purchase agreement with a group of investors, pursuant to which the Company issued 357,323,044 Series C-1 redeemable convertible preferred shares

(“Series C-1 Preferred Shares”) for an aggregated consideration of US$15 million (equivalent to RMB94,608), of which RMB38,955 and RMB38,955 was unpaid and recorded as subscription receivable as of December 31, 2022 and 2023, respectively. In September 2019, an investor transferred 63,435,937 shares of Series C-1 Preferred Shares to another investor for an aggregated consideration of US$5 million (equivalent to RMB35,365), and the Company redesignated all transferred shares into a same number of Series C-2 Preferred Shares. The Company did not receive any proceeds from this transaction. The Company considered that the re-designation of Series C-1 Preferred Shares to Series C-2 Preferred Shares in substance, was the same as repurchase and cancellation of the Series C-1 Preferred Shares and simultaneously issuance of Series C-2 Preferred Shares. The difference between the fair value of Series C-2 and the carrying amount of the Series C-1 Preferred Shares was accounted for as deemed dividend to the preferred shareholder and recorded to accumulated deficit.

From December 2018 to August 2020, the Company entered into a series of share purchase agreements with a group of investors, pursuant to which the Company issued 22,4881,374 Series C-2 redeemable convertible Preferred Shares (“Series C-2 Preferred Shares”) for an aggregated consideration of US$17.4 million (equivalent to RMB115,693).

In May 2021, the Company entered into a series of share purchase agreements with a group of investors, pursuant to which the Company issued 95,032,955 Series D redeemable convertible preferred shares (“Series D Preferred Shares”) for an aggregated consideration of US$15 million (equivalent to RMB106,825). In June 2021, the Company issued additional 287,192 Series D Preferred Shares for nil consideration to then existing Series D preferred shareholders. The Company treated it as deemed dividend to the shareholders of the Redeemable Convertible Preferred Shares.

In October 2021, the Company entered into a share repurchase agreement with an investor, pursuant to which the Company repurchased 76,123,125 Series C Preferred Shares for an aggregated consideration of US$6,000 (equivalent to RMB38,633). The difference of RMB28,818 between the repurchase consideration over the carrying amount of RMB9,815 of the Series C Preferred Shares was accounted for as deemed dividends to the preferred shareholder and recorded to accumulated deficit. Upon the Company’s repurchase of Series C Preferred Shares, there was a subscription receivable from such investor in the amount of US$5,500 (equivalent to RMB35,483) in connection with the issuance of Series C-1 Preferred Shares. The Company and the investor entered into a supplemental agreement that US$5,500 (equivalent to RMB35,483) was offset between repurchase consideration payable and subscription receivable. The remaining repurchase consideration payable of US$500 (equivalent to RMB3,541 and RMB3,436, as of December 31, 2023 and 2024, respectively) was recorded in amount due to related parties.

In December 2023, the Company issued 4,124,313 Series C-2 redeemable convertible preferred shares to existing Series C-2 Preferred shareholders for nil consideration and 2,435,067 Series D redeemable convertible preferred shares to existing Series D Preferred shareholders for nil consideration. Concurrently, issuance price per share of Series C-2 Preferred Shares and Series D Preferred Shares were amended accordingly, which resulted in the aggregated issuance price of each investor remained unchanged.

The rights, preferences and privileges of the Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares, Series C-1 Preferred Shares, Series C-2 Preferred Shares and Series D Preferred Shares are as follows:

Redemption Rights

Upon the issuance of Series D Preferred Shares on May 8, 2021, the redemption term of all Series A Preferred Shares, Series B Preferred Shares, Series C Preferred Shares, Series C-1 Preferred Shares, Series C-2 Preferred Shares were modified to be the same as Series D Preferred Shares, pursuant to which they were redeemable at the option of the shareholders of the respective series Preferred Shares in the event that (A) the Company fails to complete the qualified IPO or a trade sale in which the valuation of the Company is no less than US$800,000,000 before December 31, 2025 except that if the Company has submitted an application to competent Governmental Authorities for IPO filings prior to December 31, 2025 (including the submission of the IPO prospectus) but due to any material adverse legal, regulatory, market or policy changes of China in which case the Board of Directors decide to postpone the qualified IPO and the Trade Sale, the foregoing deadline for the qualified IPO and the trade sale shall be automatically postponed to December 31, 2026, (B) the validity or enforcement of the VIE agreements is materially and adversely affected due to change of any applicable Laws, as a consequence of which, the Company loses control over, or the ability to consolidate the financial statements, of direct or indirect subsidiaries and/or controlled entities, and there is no alternative arrangement under the applicable Laws for the Company to maintain or restore such control or ability, and (C) any material breach of the transaction documents to which the holder(s) of respective series Preferred Shares are parties by the Group, the Founder, any ordinary shareholders and any ordinary shareholders holding Company prior to the qualified IPO, which results in substantial hurdle to the launch of the qualified IPO. The Company completed its IPO on August 19, 2025. Accordingly, the redemption event described above did not occur and the redemption rights expired upon the IPO.

The redemption preference from high priority to low priority is as follows in sequence: Series D Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares and then the Series B Preferred Shares and Series A Preferred Shares as the same class.

For Series D Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares, the redemption price shall be one hundred percent (100%) of the respective issuance price, plus an eight percent (8%) compounded per annum return of the respective issuance price over the period from the respective closing date to the date of payment in full of the respective redemption price.

Conversion Rights

Each redeemable convertible preferred share shall be convertible, at the option of the shareholders, at any time after the issuance date of preferred shares according to a conversion ratio, subject to adjustments for dilution, including but not limited to stock splits and stock dividends. The conversion price shall initially be the applicable issuance price, resulting in an initial conversion ratio for the Redeemable Convertible Preferred Shares of 1:1.

Each Redeemable Convertible Preferred Share shall be converted, based on the then-effective applicable conversion price, without the payment of any additional consideration, into ordinary shares in the event that (i) the closing of the IPO, or (ii) the date upon which the Company receives the written request from the majority respective series preferred shareholders.

Voting Rights

Each preferred shareholder shall be entitled to that number of votes corresponding to the number of ordinary shares on an as-converted basis.

Dividend Rights

No dividends or other distributions shall be declared, paid, set aside or made, whether in cash, in property, or in any other shares of the Company, with respect to any other class or series of shares of the Company, unless and until the dividends of preferred shares with higher priority of preference has been likewise declared, paid, set aside or made (calculated on an as-converted basis).

Liquidation Preferences

In the event of any liquidation including deemed liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, shareholders of Series D Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares, Series C Preferred Shares, Series B Preferred Shares and Series A Preferred Shares shall be entitled to receive an amount equal to one hundred percent (100%) of the applicable issuance price, plus all dividends declared and unpaid on such redeemable convertible preferred shares.

Liquidation preference is as follows in sequence: Series D Preferred Shares, Series C-2 Preferred Shares, Series C-1 Preferred Shares and Series C Preferred Shares, then the Series B Preferred Shares and Series A Preferred Shares as the same class.

If there are any assets or funds remaining after the aggregate amount has been distributed or paid in full to the applicable holders of the Preferred Shares, the remaining assets and funds of the Company available for distribution shall be distributed ratably among all shareholders according to the relative number of the Shares held by such shareholders.

Accounting for the Redeemable Convertible Preferred Shares

The Company has classified the redeemable convertible preferred shares as mezzanine equity as these preferred shares are redeemable upon the occurrence of an event not solely within the control of the Company.

The conversion option of the Redeemable Convertible Preferred Shares is not bifurcated because the conversion option is clearly and closely related to the host equity instrument. The contingent redemption option of the Redeemable Convertible Preferred Shares is not bifurcated because the underlying ordinary shares are not net settable since the Redeemable Convertible Preferred Shares were neither publicly traded nor readily convertible into cash.

The Company recorded the initial carrying amount of the redeemable convertible preferred shares at the fair value at the date of issuance. The Company accreted the carrying value of the preferred shares to their maximum redemption price at the end of each reporting period. The change in redemption value is recorded against retained earnings, or in the absence of retained earnings, against additional paid-in capital (“APIC”). Once APIC has been exhausted, additional charges are recorded by increasing the accumulated deficit.

Modification of the Preferred Shares

The Company assesses whether an amendment to the terms of its preferred shares is an extinguishment or a modification using the fair value approach. If the fair value of the preferred shares immediately after the amendment changes by more than 10 percent from the fair value of the preferred shares immediately before the amendment, the amendment is considered an extinguishment. An amendment that does not meet this criterion is a modification. When preferred shares are extinguished, the Company recognizes the modified or exchanged preferred shares at fair value and derecognizes the carrying amount of the old preferred shares with the difference recorded in accumulated deficit. When preferred shares are modified, the Company accounted for the modification by analogy to the modification guidance contained in ASC 718-20, Compensation — Stock Compensation, and the increase of the fair value immediately after the amendment is treated as a deemed dividend to the holders of the preferred shares. Modifications that result in a decrease in the fair value of the redeemable convertible preferred shares are not recognized.

For the modification of Series C-2 and Series D redeemable convertible preferred shares in 2023, as the fair value of the Preferred Shares immediately after the amendment did not change by more than 10% from their fair value immediately before the amendment, the Company accounts for modification that result in an increase to the fair value of the modified Preferred Shares as deemed dividends.